Stock Based Compensation - Summary of Status of Plans (Detail) - Directors Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance	19,500	40,500	52,500
Granted	0	0	0
Exercised	0	(7,500)	0
Expired	(10,500)	(13,500)	(12,000)
Ending Balance	9,000	19,500	40,500
Options exercisable at: December 31, 2020	9,000
Beginning Balance	$ 19.42	$ 21.49	$ 21.55
Granted	0	0	0
Exercised	0	19.26	0
Expired	20.02	25.72	21.75
Ending Balance	18.76	$ 19.42	$ 21.49
Weighted average exercise price of Options exercisable at: December 31, 2020	$ 18.76